SUPPLEMENT

DATED AUGUST 30, 2013 TO

THE HARTFORD CAPITAL APPRECIATION II FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS

DATED MARCH 1, 2013, AS LAST SUPPLEMENTED JUNE 14, 2013

Effective November 1, 2013, Hartford Funds Management Company, LLC (the “Investment Manager”) has agreed to voluntarily waive 0.10% of the contractual management fee for The Hartford Capital Appreciation II Fund (the “Fund”) through October 31, 2014.  Accordingly, the above referenced Prospectus is revised as follows:

The following paragraph is added after the third paragraph under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER – MANAGEMENT FEE”:

Effective November 1, 2013, the Investment Manager has voluntarily agreed to waive 0.10% of the Fund’s contractual management fee through October 31, 2014.

This Supplement should be retained with your Prospectus for future reference.

HV-7177	August 2013

SUPPLEMENT

DATED AUGUST 30, 2013 TO

THE HARTFORD TOTAL RETURN BOND FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS

DATED MARCH 1, 2013, AS LAST SUPPLEMENTED JUNE 14, 2013

Effective November 1, 2013, Hartford Funds Management Company, LLC (the “Investment Manager”) has agreed to voluntarily waive 0.04% of the contractual management fee and increase the amount of the reimbursement of total operating expenses for The Hartford Total Return Bond Fund (the “Fund”) through October 31, 2014.  Accordingly, the above referenced Prospectus is revised as follows:

The following paragraph is added after the third paragraph under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER – MANAGEMENT FEE”:

Effective November 1, 2013, the Investment Manager has voluntarily agreed to waive 0.04% of the Fund’s contractual management fee through October 31, 2014. In connection with this waiver, the Investment Manager has voluntarily agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from November 1, 2013 through October 31, 2014 to the extent necessary to maintain total annual fund operating expenses as follows: 0.91% (Class A), 1.66% (Class B), 1.66% (Class C), 0.66% (Class I), 1.21% (Class R3), 0.91% (Class R4), 0.61% (Class R5) and 0.56% (Class Y).

This Supplement should be retained with your Prospectus for future reference.

HV-7178	August 2013

SUPPLEMENT

DATED AUGUST 30, 2013 TO

THE HARTFORD MUNICIPAL OPPORTUNITIES FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS

DATED MARCH 1, 2013, AS LAST SUPPLEMENTED JUNE 27, 2013

Effective November 1, 2013, Hartford Funds Management Company, LLC (the “Investment Manager”) has agreed to voluntarily waive 0.05% of the contractual management fee and increase the amount of the reimbursement of total operating expenses for The Hartford Municipal Opportunities Fund (the “Fund”) through October 31, 2014.  Accordingly, the above referenced Prospectus is revised as follows:

The following paragraph is added after the third paragraph under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER – MANAGEMENT FEE”:

Effective November 1, 2013, the Investment Manager has voluntarily agreed to waive 0.05% of the Fund’s contractual management fee through October 31, 2014. In connection with this waiver, the Investment Manager has voluntarily agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from November 1, 2013 through October 31, 2014 to the extent necessary to maintain total annual fund operating expenses as follows: 0.85% (Class A), 1.60% (Class B), 1.60% (Class C) and 0.60% (Class I).

This Supplement should be retained with your Prospectus for future reference.

HV-7179	August 2013